Filed with the Securities and Exchange Commission on August 29, 2016

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[ X ] Post-Effective Amendment No. 101

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[ X ] Amendment No. 104

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Joshua Deringer Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X]   on September 28, 2016 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

[   ]   as soon as practicable after the effective date of this registration statement

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until September 28, 2016 the effectiveness of the Registrant’s Post-Effective Amendment No. 100 filed on July 1, 2016, which, pursuant to Rule 485(a)(1) of the 1933 Act, was scheduled to become effective on August 30, 2016. Parts A, B and C of Registrant’s Post-Effective Amendment No. 100 under the Securities Act of 1933 and Amendment No. 103 under the Investment Company Act of 1940, filed on July 1, 2016, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 101 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 29th day of August, 2016.

Two Roads Shared Trust

By:

Andrew Rogers*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	August 29, 2016
Mark Garbin*	_________________________ Trustee	August 29, 2016
Neil M. Kaufman*	_________________________ Trustee	August 29, 2016
Anita K. Krug*	_________________________ Trustee	August 29, 2016
Andrew Rogers*	_________________________ President and Principal Executive Officer	August 29, 2016
James Colantino*	_________________________ Treasurer and Principal Financial Officer	August 29, 2016

*By:/s/Richard A. Malinowski

Richard A. Malinowski

Attorney in fact